[LOGO]

                                 FLAG INVESTORS

                              [PHOTO APPEARS HERE]
                                      FLAG
                                   INVESTORS
                                  CASH RESERVE
                                     PRIME
                                     SHARES



                                 ANNUAL REPORT
                                 MARCH 31, 1998

FUND FEATURES
-------------------------------------------------------------------------------

bullet Daily Dividends
       The Fund declares dividends daily and distributes them monthly in the form of additional shares.

bullet Constant Net Asset Value
       The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on January 5, 1989, a constant net asset value of $1.00 per share has been maintained.

bullet Minimum Investment
       The minimum initial investment is $2,000. Subsequent investments may be made in an amount of $100 or more.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

May 4, 1998

     We are pleased to report on the progress of your Fund for the fiscal year ended March 31, 1998.

Year in Review

     The current U.S. economic environment is near perfect. Steady growth and low inflation are fueling the expansion into a seventh year. The economic impact of an unseasonably warm winter has been a surge in single family home sales and residential construction. The latest National Purchasing Managers report indicates continued strength in private domestic demand while the latest unemployment statistics show continued tightness of labor markets. Over the six months ended March 31, the Dow Jones Industrial Average has returned 12%, the yield on the ten year Treasury Note has decreased from 6.10% to 5.65% and consumer inflation has fallen to 2%.

     In the money market arena, the yield curve remains flat with Federal Funds at 5.50%, and top tier commercial paper in one, three and six month maturities yielding 5.55%, 5.60% and 5.62% respectively. The Federal Reserve Board's Open Market Committee met on March 31st and decided to keep interest rates steady, continuing a policy which favors neither tightening nor easing.

Historical Yield Chart
(For the year ended March 31, 1998)


                  [GRAPH APPEARS HERE--SEE PLOT POINTS BELOW]

FLAG INVESTORS CASH RESERVE PRIME SHARES

3/31/97      4.74%
4/30/97      4.82
5/31/97      4.9
6/30/97      4.93
7/30/97      4.94
8/31/97      4.94
9/30/97      4.92
10/31/97     4.94
11/30/97     4.97
12/31/97     5.06
1/31/98      5
2/28/98      4.94
3/31/98      4.94

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

Portfolio Quality

     In keeping with our conservative investment policies, the Fund has maintained a relatively short weighted average maturity as noted in the chart below.

Weighted Average Maturity

 AS OF MARCH 31, 1998
 -------------------------------------------------------------------------------
 Flag Investors Cash Reserve Prime Shares                                47 days
 -------------------------------------------------------------------------------
 First Tier Money Fund Average                                           62 days
 -------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 3, 1998.
The Money Fund Average is the average maturity of all funds in the category.

     In addition to conservative maturity management, Fund policy requires that the Fund invest only in the highest quality issues. Evidence of our insistence on high quality can be found in the Standard & Poor's (S&P) ratings of the portfolio of which Flag Investors Cash Reserve Prime Shares is a class. The portfolio maintains a "AAAm" rating, the highest that S&P awards to money market funds.

     Our conservative approach can be seen in every aspect of portfolio construction. This includes unusually strict limits on exposure to any issue and a predominance of the very highest rated paper. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

Investment Results

     While maintaining unusually strict investment standards, we are pleased to have generated a competitive return for the Fund as assets grew to new highs.

Performance Comparisons

  For the year ended March 31, 1998
 -------------------------------------------------------------------------------
  Flag Investors Cash Reserve Prime Shares                                 4.96%
 -------------------------------------------------------------------------------
  First Tier Money Fund Average                                            4.93%
 -------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Market Insight," April 1998.
The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. The Money Fund Average is the average yield of all funds in the category.

Market Outlook

     Despite all this good news, there are economic storm clouds that bear watching. Stock market performance has made a significant contribution to the support of economic growth. If there is a change in consumer confidence or foreign investor attitudes toward U.S. financial assets, any resulting weakness in the equity market could have a negative influence on the economy. On the interest rate front there seems to be an absence of factors acting as a restraint on the economy. The Asian crisis, which was initially perceived as providing this influence, has seemingly retreated to the sidelines as a threat. The slope of the yield curve and the level of real interest rates are proving equally ineffective as moderating influences. The Federal Reserve Board may feel compelled to act by adopting a tightening bias in the near future.

     As always, we appreciate your continued support.

Sincerely,



/s/ Richard T. Hale
____________________
Richard T. Hale
Chairman

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                           Rating(g)
                                         ------------      Par
Prime Series                             S&P   Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 84.7%(a)
Automotive Finance - 3.8%
   PACCAR Financial Corp.
      5.35%      7/27/98                  A-1+    P-1    $ 5,000    $  4,913,062
   Toyota Motor Credit Corp.
      5.46%      5/1/98                   A-1+    P-1     20,000      19,909,000
      5.50%      5/4/98                   A-1+    P-1     54,750      54,474,787
      5.51%      5/6/98                   A-1+    P-1     30,000      29,839,292
      5.46%      5/8/98                   A-1+    P-1     15,000      14,915,825
      5.50%      5/14/98                  A-1+    P-1     15,500      15,398,174
                                                                    ------------
                                                                     139,450,140
                                                                    ------------
Banks - 0.8%
   Republic New York Corp.
      5.41%      5/1/98                   A-1+    P-1     30,000      29,864,750
                                                                    ------------
                                                                      29,864,750
                                                                    ------------
Beverages - Soft Drinks - 1.7%
   Coca-Cola Co.
      5.39%      4/3/98                   A-1+    P-1     25,000      24,992,514
      5.38%      4/21/98                  A-1+    P-1     20,000      19,940,222
      5.40%      4/23/98                  A-1+    P-1     20,000      19,934,000
                                                                     -----------
                                                                      64,866,736
                                                                     -----------
Chemicals, General - 2.9%
   E.I. duPont de Nemours and Co.
      5.34%      4/7/98                   A-1+    P-1     15,000      14,986,650
      5.34%      4/8/98                   A-1+    P-1     25,000      24,974,042
      5.46%      5/11/98                  A-1+    P-1     25,000      24,848,333
      5.44%      6/25/98                  A-1+    P-1     25,000      24,678,889
      5.345%     8/14/98                  A-1+    P-1     20,000      19,599,125
                                                                     -----------
                                                                     109,087,039
                                                                     -----------
Chemicals, Specialty - 0.8%
   Lubrizol
      5.50%      4/1/98                   A-1+    P-1     30,000      30,000,000
                                                                     -----------
                                                                      30,000,000
                                                                     -----------
4

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                           Rating(g)
                                         ------------      Par
Prime Series                             S&P   Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
COMPUTER & OFFICE EQUIPMENT - 1.4%
   Pitney Bowes Credit Corp.
      5.43%      4/10/98                  A-1+    P-1    $30,000    $ 29,959,275
      5.48%      5/14/98                  A-1+    P-1     23,500      23,346,179
                                                                    ------------
                                                                      53,305,454
Consumer Products - 3.6%                                            ------------
   Eastman Kodak Co.
      5.52%      4/10/98                  A-1+    P-1     15,000      14,979,300
      5.52%      4/14/98                  A-1+    P-1     15,000      14,970,100
      5.52%      4/21/98                  A-1+    P-1     15,000      14,954,000
      5.52%      4/22/98                  A-1+    P-1     15,000      14,951,700
      5.52%      4/23/98                  A-1+    P-1     23,600      23,520,389
      5.48%      5/5/98                   A-1+    P-1     20,000      19,896,489
      5.51%      5/12/98                  A-1+    P-1     15,000      14,905,871
      5.50%      5/21/98                  A-1+    P-1     15,000      14,885,417
                                                                     -----------
                                                                     133,063,266
                                                                     -----------
Electrical & Electronics - 5.7%
   Emerson Electric Co.
      5.50%      4/13/98                  A-1+    P-1     40,000      39,926,667
      5.49%      4/17/98                  A-1+    P-1     25,000      24,939,000
      5.48%      4/20/98                  A-1+    P-1     22,000      21,936,372
   Motorola Inc.
      5.42%      4/6/98                   A-1+    P-1     20,000      19,984,944
      5.48%      5/12/98                  A-1+    P-1     25,000      24,843,972
      5.48%      5/21/98                  A-1+    P-1     40,000      39,695,555
      5.47%      6/25/98                  A-1+    P-1     40,000      39,483,389
                                                                     -----------
                                                                     210,809,899
Electric Utility - 1.8%                                              -----------
   Citizens Utilities Co.
      5.48%      6/19/98                  A-1+    P-1     20,000      19,759,489
   Duke Energy Co.
      5.43%      4/7/98                   A-1+    P-1     25,000      24,977,375
      5.47%      5/28/98                  A-1+    P-1     20,600      20,421,587
                                                                     -----------
                                                                      65,158,451
                                                                     -----------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1998

                                           Rating(g)
                                         ------------      Par
Prime Series                             S&P   Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
Entertainment - 1.5%
   Walt Disney Co.
      5.63%      4/23/98                  A-1     P-1    $25,000    $ 24,913,986
      5.44%      7/16/98                  A-1     P-1     30,000      29,519,467
                                                                    ------------
                                                                      54,433,453
                                                                    ------------
Finance, Consumer - 4.1%
   USAA Capital Corp.
      5.41%      4/7/98                   A-1+    P-1     15,000      14,986,475
      5.46%      4/24/98                  A-1+    P-1     25,000      24,912,792
      5.44%      5/4/98                   A-1+    P-1     25,000      24,875,333
      5.42%      5/12/98                  A-1+    P-1     30,000      29,814,817
      5.47%      5/12/98                  A-1+    P-1     20,000      19,781,200
      5.47%      6/19/98                  A-1+    P-1     15,000      14,819,946
      5.47%      7/17/98                  A-1+    P-1     25,000      24,593,549
                                                                    ------------
                                                                     153,784,112
Finance, Diversified - 3.9%                                         ------------
   General Electric Capital Corp.
      5.44%      4/14/98                  A-1+    P-1     20,000      19,960,711
      5.44%      4/21/98                  A-1+    P-1     30,000      29,909,333
      5.56%      4/23/98                  A-1+    P-1     15,000      14,949,033
      5.35%      5/12/98                  A-1+    P-1     15,212      15,119,312
      5.35%      6/19/98                  A-1+    P-1     24,400      24,113,537
      5.40%      7/6/98                   A-1+    P-1     25,000      24,640,000
      5.46%      7/9/98                   A-1+    P-1     16,883      16,629,502
                                                                     -----------
                                                                     145,321,428
                                                                     -----------
Food - 5.0%
   Campbell Soup Co.
      5.54%      4/17/98                  A-1+    P-1      4,000       3,990,151
      5.35%      10/5/98                  A-1+    P-1     35,000      34,027,340
   Cargill, Inc.
      5.37%      4/23/98                  A-1+    P-1     10,000       9,967,183
      5.52%      5/5/98                   A-1+    P-1     20,000      19,895,733
      5.46%      5/12/98                  A-1+    P-1     25,000      24,844,542
      5.44%      5/26/98                  A-1+    P-1     40,000      39,667,785
      5.46%      6/2/98                   A-1+    P-1     15,000      14,858,950
      5.45%      6/10/98                  A-1+    P-1     25,000      24,735,069

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                           Rating(g)
                                         ------------      Par
Prime Series                             S&P   Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
Food - concluded
   Kellogg Co.
      5.51%      4/28/98                  A-1+    P-1    $12,364    $ 12,312,906
                                                                    ------------
                                                                     184,299,659
                                                                    ------------
Household Products - 3.3%
   Colgate-Palmolive Co.
      5.49%      4/30/98                  A-1     P-1     35,000      34,845,212
   Procter & Gamble Co.
      5.48%      5/4/98                   A-1+    P-1     40,000      39,799,067
      5.35%      6/2/98                   A-1+    P-1     25,000      24,769,653
      5.35%      6/26/98                  A-1+    P-1     25,000      24,680,486
                                                                     -----------
                                                                     124,094,418
                                                                     -----------
Insurance, Brokerage - 2.6%
   Marsh & McLennan Companies Inc.
      5.44%      6/11/98                  A-1+    P-1     20,000      19,785,422
      5.47%      7/23/98                  A-1+    P-1     15,000      14,742,454
      5.39%      9/8/98                   A-1+    P-1     20,000      19,520,889
      5.43%      9/16/98                  A-1+    P-1     15,000      14,619,900
      5.28%      10/20/98                 A-1+    P-1     30,000      29,110,078
                                                                     -----------
                                                                      97,778,743
                                                                     -----------
Insurance, Property & Casualty - 3.9%
   A.I. Credit Corp.
      5.44%      4/9/98                   A-1+    P-1     15,000      14,981,867
      5.43%      5/6/98                   A-1+    P-1     50,000      49,736,042
      5.35%      5/11/98                  A-1+    P-1     30,000      29,821,667
      5.33%      6/12/98                  A-1+    P-1     20,000      19,786,800
      5.36%      7/7/98                   A-1+    P-1     30,000      29,566,733
                                                                     -----------
                                                                     143,893,109
                                                                     -----------
Integrated Oil - 6.3%
   Amoco Co.
      5.41%      4/7/98                   A-1+    P-1     25,000      24,977,458
      5.40%      4/16/98                  A-1+    P-1     30,000      29,932,500
      5.37%      4/27/98                  A-1+    P-1     30,000      29,883,650
      5.40%      5/12/98                  A-1+    P-1     30,000      29,815,500
      5.42%      6/16/98                  A-1+    P-1     25,000      24,713,944
      5.43%      7/21/98                  A-1+    P-1     20,000      19,665,150

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------
Statement of Net Assets (continued)                              March 31, 1998

                                           Rating(g)
                                         ------------      Par
Prime Series                             S&P   Moody's    (000)        Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
Integrated Oil - concluded
   Shell Oil Co.
      5.41%      4/9/98                  A-1+    P-1    $50,000    $ 49,939,889
      5.45%      6/12/98                 A-1+    P-1     25,000      24,727,500
                                                                   ------------
                                                                    233,655,591
                                                                   ------------
Machinery & Tools - 1.5%
   Dover Corp.
      5.48%      4/17/98                 A-1     NR      17,500      17,457,378
      5.53%      4/21/98                 A-1     NR      20,000      19,938,556
   Snap-On Incorporated
      5.48%      4/9/98                  A-1+    P-1     20,000      19,975,644
                                                                   ------------
                                                                     57,371,578
                                                                   ------------
Natural Gas - 0.7%
   Consolidated Natural Gas
      5.50%      4/17/98                 A-1+    P-1     25,000      24,938,889
                                                                   ------------
                                                                     24,938,889
                                                                   ------------
Oil Transportation - 2.8%
   Colonial Pipeline Co.
      5.50%      4/6/98                  A-1+    P-1     15,000      14,988,542
      5.62%      4/22/98                 A-1+    P-1     15,000      14,950,825
      5.48%      4/28/98                 A-1+    P-1     13,000      12,946,570
      5.52%      5/27/98                 A-1+    P-1     15,000      14,871,200
      5.63%      6/10/98                 A-1+    P-1     13,000      12,857,686
      5.47%      6/23/98                 A-1+    P-1     19,000      18,760,384
      5.62%      6/29/98                 A-1+    P-1     15,000      14,791,592
                                                                   ------------
                                                                    104,166,799
                                                                   ------------
Paper - 4.5%
   Kimberly-Clark Corp.
      5.51%      4/29/98                 A-1+    P-1     50,500      50,283,579
      5.50%      4/30/98                 A-1+    P-1     27,300      27,179,046
   Minnesota Mining & Manufacturing Co.
      5.38%      4/20/98                 A-1+    P-1     38,910      38,799,412
      5.35%      5/19/98                 A-1+    P-1     20,000      19,857,333
      5.35%      5/20/98                 A-1+    P-1     30,000      29,781,542
                                                                   ------------
                                                                    165,900,912
                                                                   ------------
8

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------

                                            Rating(g)
                                          ------------      Par
Prime Series                              S&P   Moody's    (000)       Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
PHARMACEUTICALS - 6.9%
   Abbott Laboratories
      5.48%      4/7/98                   A-1+    P-1   $ 30,000    $ 29,972,600
      5.47%      4/8/98                   A-1+    P-1     36,000      35,961,710
   Merck & Co., Inc.
      5.38%      4/24/98                  A-1+    P-1     75,000      74,742,208
   Pfizer Inc.
      5.46%      5/4/98                   A-1+    P-1     48,000      47,759,760
   Schering-Plough Corp.
      5.42%      4/14/98                  A-1+    P-1     11,835      11,811,836
      5.36%      5/20/98                  A-1+    P-1      8,000       7,941,636
   Warner-Lambert Co.
      5.36%      7/24/98                  A-1+    P-1     50,000      49,151,333
                                                                    ------------
                                                                     257,341,083
                                                                    ------------
 Publishing - 1.5%
   Gannett Co., Inc.
      5.45%      4/9/98                   A-1+    P-1     20,000      19,975,778
      5.50%      4/14/98                  A-1+    P-1     20,000      19,960,278
   Times Mirror Co.
      5.52%      6/5/98                   A-1     P-1     16,000      15,840,533
                                                                    ------------
                                                                      55,776,589
                                                                    ------------
Structured Finance - 9.0%
   CIESCO, L.P.
      5.43%      4/8/98                   A-1+    P-1     20,000      19,978,883
      5.50%      4/17/98                  A-1+    P-1     25,000      24,938,889
      5.43%      4/29/98                  A-1+    P-1     30,000      29,873,300
      5.50%      5/15/98                  A-1+    P-1     15,000      14,899,167
      5.47%      5/15/98                  A-1+    P-1     20,000      19,866,289
      5.47%      5/22/98                  A-1+    P-1     15,000      14,883,762
      5.50%      5/28/98                  A-1+    P-1     25,000      24,782,292
   Corporate Receivables Corp.
      5.45%      4/9/98                   A-1     P-1     25,000      24,969,722
      5.48%      5/13/98                  A-1     P-1     20,000      19,872,133

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (continued)                               March 31, 1998

                                            Rating(g)
                                          ------------      Par
Prime Series                              S&P   Moody's    (000)        Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- continued
Structured Finance - concluded
   Corporate Asset Funding Co., Inc.
      5.43%      4/08/98                  A-1+    P-1   $ 35,000    $ 34,963,104
      5.40%      4/13/98                  A-1+    P-1     15,000      14,973,000
      5.44%      4/23/98                  A-1+    P-1     25,000      24,916,889
      5.43%      4/24/98                  A-1+    P-1     22,250      22,172,811
      5.45%      4/28/98                  A-1+    P-1     20,000      19,918,250
      5.50%      6/11/98                  A-1+    P-1     25,000      24,728,819
                                                                    ------------
                                                                     335,737,310
                                                                    ------------
TELEPHONE - 4.7%
   Ameritech Capital Funding Corp.
      5.50%      4/9/98                   A-1+    P-1     15,000      14,981,667
      5.40%      4/24/98                  A-1+    P-1     15,000      14,948,250
      5.45%      4/27/98                  A-1+    P-1     20,000      19,921,278
   Ameritech Corp.
      5.395%     6/9/98                   A-1+    P-1     25,000      24,741,490
   AT&T Corp.
      5.50%      4/8/98                   A-1+    P-1     20,000      19,978,611
   Bell Atlantic Network Funding Corp.
      5.52%      4/22/98                  A-1+    P-1     20,000      19,935,600
   Bell Atlantic Financial Services Corp.
      5.51%      5/7/98                   A-1     P-1     15,000      14,917,350
   SBC Communications Inc.
      5.33%      4/17/98                  A-1+    P-1     20,000      19,952,622
      5.44%      5/27/98                  A-1+    P-1     25,000      24,788,444
                                                                     -----------
                                                                     174,165,312
                                                                   -------------
   Total Commercial Paper                                          3,148,264,720
                                                                   -------------
 VARIABLE RATE NOTES -- 3.3%
   Associates Corp. Master Note
      5.497%     6/1/98(b)                A-1+    P-1     75,000      75,000,000
   Coca-Cola Co. Master Note
      5.417%     9/9/98(b)                A-1+    P-1     50,000      50,000,000
                                                         -------     -----------
   Total Variable Rate Notes                             125,000     125,000,000
                                                         -------     -----------

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                           Rating(g)
                                         ------------   Par
Prime Series                              S&P Moody's  (000)        Value
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 3.1%
   FHLB
      5.43%      5/6/98                   AAA   --   $ 20,000    $ 19,894,417
      5.72%      6/30/98                  AAA   --     20,000      20,000,000
      5.24%      7/17/98                  AAA   --     34,580      34,041,436
      5.70%      3/17/99                  AAA   --     20,000      20,000,000
      5.65%      3/30/99                  AAA   --     20,000      20,000,000
                                                     --------  --------------
   Total Federal Home Loan Bank                       114,580     113,935,853
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.6%       --------  --------------
   FNMA
   Note
      5.61%      5/14/98                  --    P-1    20,000      20,000,000
      5.74%      6/9/98                   --    P-1    15,000      15,000,000
      5.28%      7/13/98                  --    P-1    25,000      24,622,333
      5.35%      7/16/98                  --    P-1    30,000      30,000,000
      5.37%      8/12/98                  --    P-1    20,000      20,000,000
      5.47%      9/14/98                  --    P-1    25,000      25,000,000
                                                     --------  --------------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION        135,000    134,622,333
                                                     --------  --------------
 REPURCHASE AGREEMENTS -- 5.4%(c)
   Goldman, Sachs & Co.
      5.86%      4/1/98(d)                --    --    100,900     100,900,000
   Morgan Stanley & Co.
      5.80%      4/1/98(e)                --    --    100,000     100,000,000
                                                     --------  --------------
   Total Repurchase Agreements                        200,900     200,900,000
                                                     --------  --------------
Total Investments - 100.1%                                      3,722,722,906(f)
Liabilities in Excess of Other Assets, Net - (0.1%)                (5,313,806)
                                                               --------------
NET ASSETS - 100.0%                                            $3,717,409,100
                                                               ==============

                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Net Assets (concluded)                               March 31, 1998


Prime Series
--------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,164,537,551 / 3,164,529,071 shares outstanding)                  $1.00
                                                                           =====
   Flag Investors Class A Share
      ($7,736,785 / 7,736,522 shares outstanding)                          $1.00
                                                                           =====

   Flag Investors Class B Share
      ($184,382 / 184,382 shares outstanding)                              $1.00
                                                                           =====
   Institutional Prime Share
      ($317,971,693 / 317,971,413 shares outstanding)                      $1.00
                                                                           =====
   Quality Cash Reserve Prime Share
      ($226,978,689 / 226,978,007 shares outstanding)                      $1.00
                                                                           =====

----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1998.
(c) Collateral on Tri-party repurchase agreements is taken into possession by the Funds upon entering into the Tri-party repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(d) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,918,187.
(e) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,178,538.
(f) Aggregate cost for financial reporting and federal tax purposes.
(g) The credit ratings are not covered by the report of independent auditors.

MOODY'S RATINGS:
   Aaa      Bonds that are judged to be of the best quality.
   P-1      Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA      Obligations that are of the highest quality.
   A-1      Commercial paper that has a strong degree of safety regarding timely payment.
            Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1998
                                                              For the Year Ended
Prime Series                                                       March 31,
--------------------------------------------------------------------------------
                                                                     1998
Investment Income:
   Interest income                                                $184,011,736
                                                                  ------------
Expenses:
   Investment advisory fee                                           8,582,839
   Distribution fee                                                  8,299,915
   Transfer agent fees                                               2,661,928
   Custodian fees                                                      349,351
   Directors' fees                                                     232,075
   Registration fees                                                 1,001,689
   Miscellaneous                                                       933,217
                                                                  ------------
          Total expenses                                            22,061,014
        Less: Fees waived                                             (136,191)
                                                                  ------------
            Net expenses                                            21,924,823
                                                                  ------------
Net investment income                                              162,086,913
                                                                  ------------
Net realized gain (loss) from security transactions                        --
                                                                  ------------
Net increase in net assets resulting from operations              $162,086,913
                                                                  ============



                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
                                                   For the          For the
                                                  Year Ended       Year Ended
Prime Series                                       March 31,        March 31,
--------------------------------------------------------------------------------
                                                     1998             1997
Increase/(Decrease) in Net Assets:
Operations:
   Net investment income                         $ 162,086,913    $ 132,679,566
      Net realized gain/(loss) on sales of
        investments                                         --           13,047
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                               162,086,913      132,692,613

Distributions to shareholders from:
   Net investment income:
     BT Alex. Brown Cash Reserve
       Prime Shares                               (138,011,807)    (119,826,842)
     BT Alex. Brown Cash Reserve Prime
       Institutional Shares                        (13,656,968)      (4,256,297)
     Flag Investors Class A Shares                    (341,197)        (295,562)
     Flag Investors Class B Shares                     (12,545)          (1,260)
     Quality Cash Reserve Prime Shares             (10,064,396)      (8,299,605)
                                                --------------   --------------
     Total distributions                          (162,086,913)    (132,679,566)

Capital share transactions, net                    849,945,486      264,670,792
                                                --------------   --------------
   Total increase in net assets                    849,945,486      264,683,839
Net Assets:
   Beginning of period                           2,867,463,614    2,602,779,775
                                                --------------   --------------
   End of period                                $3,717,409,100   $2,867,463,614
                                                ==============   ==============
14

                      This page intentionally left blank.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Prime Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             For the Year Ended
                                                                  March 31,
--------------------------------------------------------------------------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                        $         1.00
                                                                 --------------
Income from Investment Operations:
   Net investment income                                                 0.0494

Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0494)
                                                                 --------------
   Net asset value at end of period                              $         1.00
                                                                 ==============
Total Return:
   Based on net asset value per share                                      5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.67%
   Net investment income                                                   4.94%
Supplemental Data:
   Net assets at end of period                                   $3,164,537,551
   Number of shares outstanding at end of period                  3,164,529,071

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                    Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                               1997              1996                  1995                  1994
Per Share Operating Performance:
   Net asset value at beginning of period            $         1.00    $         1.00        $         1.00         $         1.00
                                                     --------------    --------------        --------------         --------------
Income from Investment Operations:
   Net investment income                                     0.0478            0.0524                0.0442                 0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0478)          (0.0524)              (0.0442)               (0.0262)
                                                     --------------    --------------        --------------         --------------
   Net asset value at end of period                  $         1.00    $         1.00        $         1.00         $         1.00
                                                     ==============    ==============        ==============         ==============
Total Return:
   Based on net asset value per share                          4.88%             5.36%                 4.51%                  2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.63%             0.60%                 0.61%                  0.62%
   Net investment income                                       4.78%             5.21%                 4.46%                  2.62%
Supplemental Data:
   Net assets at end of period                       $2,545,532,365    $2,386,681,216        $1,472,079,739         $1,350,334,979
   Number of shares outstanding at end of period      2,545,523,885     2,386,684,392         1,472,077,488          1,350,332,916


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Flag Investors Class A Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             For the Year Ended
                                                                  March 31,
--------------------------------------------------------------------------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                         $     1.00
                                                                  ----------
Income from Investment Operations:
   Net investment income                                              0.0494
Less Distributions:
   Dividends from net investment income and/or
    short-term gains                                                 (0.0494)
                                                                  ----------
   Net asset value at end of period                               $     1.00
                                                                  ==========
Total Return:
   Based on net asset value per share                                   5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.67%
   Net investment income                                                4.94%
Supplemental Data:
   Net assets at end of period                                    $7,736,785
   Number of shares outstanding at end of period                   7,736,522

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                   For the Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                          1997              1996                  1995                  1994
Per Share Operating Performance:
   Net asset value at beginning of period            $     1.00       $      1.00           $      1.00            $      1.00
                                                     ----------       -----------           -----------            -----------
Income from Investment Operations:
   Net investment income                                 0.0478            0.0524                0.0442                 0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                   (0.0478)          (0.0524)              (0.0442)               (0.0262)
                                                     ----------       -----------           -----------            -----------
   Net asset value at end of period                  $     1.00       $      1.00           $      1.00            $      1.00
                                                     ==========       ===========           ===========            ===========
Total Return:
   Based on net asset value per share                      4.88%             5.36%                 4.51%                  2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                0.63%             0.60%                 0.61%                  0.62%
   Net investment income                                   4.78%             5.25%                 4.26%                  2.62%
Supplemental Data:
   Net assets at end of period                       $6,521,574        $5,976,831            $7,726,696            $18,116,648
   Number of shares outstanding at end of period      6,521,310         5,976,824             7,726,698             18,116,633


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------
Financial Highlights--Flag Investors Class B Shares
(For a share outstanding throughout each period)


                                                 For the Year Ended March 31,
-------------------------------------------------------------------------------
                                                    1998              1997
Per Share Operating Performance:
   Net asset value at beginning of period         $   1.00         $   1.00
                                                  --------         --------
Income from Investment Operations:
   Net investment income                            0.0418           0.0414
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                       (0.0418)         (0.0414)
                                                  --------         --------
   Net asset value at end of period               $   1.00         $   1.00
                                                  ========         ========
Total Return:
   Based on net asset value per share                 4.27%            4.22%
Ratios to Average Net Assets:
   Expenses                                           1.42%            1.38%
   Net investment income                              4.18%            4.14%
Supplemental Data:
   Net assets at end of period                    $184,382         $227,098
   Number of shares outstanding at end of period   184,382          227,098
----------
(1) Commencement of operations.
(2) Annualized.

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------

                                                For the Period April 3, 1995(1)
                                                       through March 31,
-------------------------------------------------------------------------------
                                                              1996
Per Share Operating Performance:
   Net asset value at beginning of period                  $   1.00
                                                           --------
Income from Investment Operations:
   Net investment income                                     0.0361
Less Distributions:
   Dividends from net investment income
     and/or short-term gains                                (0.0361)
                                                           --------
   Net asset value at end of period                        $   1.00
                                                           ========
Total Return:
   Based on net asset value per share                          3.69%
Ratios to Average Net Assets:
   Expenses                                                    1.38%(2)
   Net investment income                                       4.30%(2)
Supplemental Data:
   Net assets at end of period                             $ 10,200
   Number of shares outstanding at end of period             10,200


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Prime Institutional Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             For the Year Ended
                                                                  March 31,
--------------------------------------------------------------------------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                         $        1.00
                                                                  -------------
Income from Investment Operations:
   Net investment income                                                 0.0519
Less Distributions:
   Dividends from net investment income and/or
    short-term gains                                                    (0.0519)
                                                                  -------------
   Net asset value at end of period                               $        1.00
                                                                  =============
Total Return:
   Based on net asset value per share                                     5.31%
Ratios to Average Net Assets:
   Expenses                                                               0.42%
   Net investment income                                                  5.22%
Supplemental Data:
   Net assets at end of period                                    $317,971,693
   Number of shares outstanding at end of period                   317,971,413

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                   For the Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                          1997              1996                  1995                  1994
Per Share Operating Performance:
   Net asset value at beginning of period           $       1.00       $      1.00           $       1.00            $      1.00
                                                    ------------       -----------           ------------            -----------
Income from Investment Operations:
   Net investment income                                  0.0503            0.0548                 0.0472                 0.0294
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                    (0.0503)          (0.0548)               (0.0472)               (0.0294)
                                                    ------------       -----------           ------------            -----------
   Net asset value at end of period                 $       1.00       $      1.00           $       1.00            $      1.00
                                                    ============       ===========           ============            ===========
Total Return:
   Based on net asset value per share                       5.15%             5.62%                  4.82%                  2.98%
Ratios to Average Net Assets:
   Expenses                                                 0.38%             0.35%                  0.36%                  0.30%
   Net investment income                                    5.04%             5.32%                  4.57%                  2.94%
Supplemental Data:
   Net assets at end of period                      $117,812,047        $53,699,315           $11,904,716            $23,437,449
   Number of shares outstanding at end of period     117,811,768         53,699,535            11,904,663             23,437,512


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Financial Highlights--Quality Cash Reserve Prime Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             For the Year Ended
                                                                  March 31,
--------------------------------------------------------------------------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $       1.00
                                                                ------------
Income from Investment Operations:
   Net investment income                                              0.0465
Less Distributions:
   Dividends from net investment income and/or
    short-term gains                                                 (0.0465)
                                                                ------------
   Net asset value at end of period                             $       1.00
                                                                =============
Total Return:
   Based on net asset value per share                                   4.75%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.96%(1)
   Net investment income                                                4.66%(2)
Supplemental Data:
   Net assets at end of period                                  $226,978,689
   Number of shares outstanding at end of period                 226,978,007

(1) Ratio of expenses to average net assets prior to partial fee waivers assumed was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.
(2) Ratio of net investment income to average net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                                                   For the Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                          1997              1996                  1995                  1994
Per Share Operating Performance:
   Net asset value at beginning of period           $       1.00       $        1.00           $     1.00            $      1.00
                                                    ------------       -------------           ----------            -----------
Income from Investment Operations:
   Net investment income                                  0.0449              0.0493               0.0402                 0.0218
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                    (0.0449)            (0.0493)             (0.0402)               (0.0218)
                                                    ------------       -------------           ----------            -----------
   Net asset value at end of period                 $       1.00       $        1.00           $     1.00            $      1.00
                                                    ============       =============           ==========            ===========
Total Return:
   Based on net asset value per share                       4.59%               5.04%                4.09%                  2.20%
Ratios to Average Daily Net Assets:
   Expenses                                                 0.91%(1)            0.90%(1)             0.96%                  1.06%
   Net investment income                                    4.50%(2)            4.91%(2)             4.04%                  2.18%
Supplemental Data:
   Net assets at end of period                      $197,370,530        $156,412,213          $94,592,158            $92,678,440
   Number of shares outstanding at end of period     197,369,848         156,412,393           94,591,979             92,678,268


                       See Notes to Financial Statements.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements
NOTE 1--Significant Accounting Policies

     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.
     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and
BT Alex Brown Cash Reserve Tax-Free Institutional Shares ("Tax-Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own. When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are: A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTE 1--concluded

and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. Federal Income Tax -- The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.
     PNC Institutional Management Corporation ("PIMC") is the sub-advisor for the Tax-Free Series. As compensation for its subadvisory services, ICC pays PIMC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million, .09% of the next $250 million, .075% of the next $3 billion and .06% of the amount over $4 billion. For the year ended March 31, 1998, ICC paid PIMC $1,119,488 for sub-advisory services for the Tax-Free Series. Effective April 1, 1998 sub-advisory services will no longer be provided to the Fund.
     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $162,781 and the Treasury Series paid $127,485 to ICC for accounting services for the year ended March 31, 1998.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $66,777 to PFPC for accounting services for the year ended March 31, 1998. Effective April 1, 1998 ICC began to perform accounting services for the Tax-Free Series.
     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,661,928, the Treasury Series paid $274,991 and the Tax-Free Series paid $162,558 to ICC for transfer agent services for the year ended March 31, 1998.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
NOTE 2--continued

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1998, distribution fees aggregated $6,983,764, $17,244, $1,700,377 and $1,784,579 for distribution services for the Prime Shares, Flag Investors Class AShares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,295,907 for the year ended March 31, 1998 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $3,000 for the year ended March 31, 1998. Prior to September 1, 1997 Alex. Brown and Sons, Inc. served as the Fund's distributor for the same rate of compensation and on substantially the same terms as ICC Distributors and earned $2,742,862 for the Prime Shares, $7,178 for Flag Investors Class A Shares, $507,956 for Quality Cash Shares, $1,266 for Flag Investors Class B Shares, $655,375 for Treasury Shares, and $692,546 for Tax-Free Shares for the year ended March 31, 1998.
     ICC and ICC Distributors may voluntarily waive a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers are not contractual and could change. Any waivers by ICC or ICC Distributors are limited to the fees they actually receive for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1998. Alex. Brown voluntarily waived distribution fees of $54,321 for the Quality Cash Shares for the period ended August 31, 1997 and ICC Distributors waived $81,870 for the period September 1, 1997 to March 31, 1998.
     Effective September 22, 1997, Bankers Trust Company, a subsidiary of Bankers Trust Corporation, became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to March 31, 1998, the Prime Series, Treasury Series, and Tax-Free Series paid $162,613, $43,249, and $31,538 in custody expenses, respectively.
     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1998 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $27,859 for the Tax-Free Series. The accrued liability at March 31, 1998 was $222,192 for the Prime Series, $79,512 for the Treasury Series and $69,283 for the Tax-Free Series.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--Capital Stock and Share Information
     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series, 1.5 billion Treasury Series, 1 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:
                                             March 31, 1998       March 31, 1997
Prime Series:                                --------------       --------------
   Sold:
     Prime Shares                            23,206,115,785      22,263,288,298
     Flag Investors Class A Shares                6,559,775           9,331,912
     Flag Investors Class B Shares                  336,592             328,144
     Institutional Prime Shares               4,625,290,052         912,825,877
     Quality Cash Shares                      1,179,123,143       1,001,597,821
   Issued as reinvestment of dividends:
     Prime Shares                               129,425,606         113,931,978
     Flag Investors Class A Shares                  326,541             281,420
     Flag Investors Class B Shares                    8,133               1,264
     Institutional Prime Shares                   9,131,786           3,084,567
     Quality Cash Shares                          9,723,053           8,045,624
   Redeemed:
     Prime Shares                           (22,716,536,205)    (22,218,380,783)
     Flag Investors Class A Shares               (5,671,105)         (9,068,618)
     Flag Investors Class B Shares                 (387,440)           (112,510)
     Institutional Prime Shares              (4,434,262,192)       (851,798,212)
     Quality Cash Shares                     (1,159,238,038)       (968,685,990)
                                            ---------------      --------------
       Net increase                             849,945,486         264,670,792
                                            ===============      ==============
Treasury Series:
   Sold:
     Treasury Shares                          3,641,511,991       4,075,840,415
     Institutional Treasury Shares              590,751,899         458,391,680
   Issued as reinvestment of dividends:
     Treasury Shares                             30,209,607          29,377,891
     Institutional Treasury Shares                2,007,274           1,597,049
   Redeemed:
     Treasury Shares                         (3,551,758,854)     (4,093,588,948)
     Institutional Treasury Shares             (555,189,594)       (450,602,609)
                                            ---------------      --------------
       Net increase                             157,532,323          21,015,478
                                            ===============      ==============
30

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------
NOTE 3--concluded
                                             March 31, 1998      March 31, 1997
Tax-Free Series:                             --------------      --------------
   Sold:
     Tax Free Shares                          5,853,542,023       5,222,168,283
     Institutional Tax Free Shares              730,445,736                  --
   Issued as reinvestment of dividends:
     Tax Free Shares                             20,778,337          16,162,636
     Institutional Tax Free Shares                  276,010                  --
   Redeemed:
     Tax Free Shares                         (5,680,345,603)     (5,162,640,910)
     Institutional Tax Free Shares             (654,038,858)                 --
                                             --------------      --------------
       Net increase                             270,657,645          75,690,009
                                             ==============      ==============
NOTE 4--Net Assets

                                   Prime           Treasury          Tax-Free
                                  Series            Series            Series
                               --------------     ------------     ------------
Paid-in capital                $3,717,402,132     $897,118,866     $917,940,919
Undistributed net
  investment income                     8,488               --               --
Undistributed net realized
   gain/(loss) on sales
  of investments                       (1,520)          87,815          (73,243)
                               --------------     ------------     ------------
                               $3,717,409,100     $897,206,681     $917,867,676
                               ==============     ============     ============
NOTE 5--Shareholder Meeting
     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the BT Alex. Brown Cash Reserve Fund held a special meeting of its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund, and ICC. The new agreement is substantially the same as the former agreement. In addition, shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans, and Carl W. Vogt.

FLAG INVESTORS CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
To the Shareholders and Board of Directors of BT Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of the Prime Series of the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Series of the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



COOPERS & LYBRAND, L.L.P.
Philadelphia, Pennsylvania
May 1, 1998

                      This page intentionally left blank.

FLAG INVESTORS CASH RESERVE PRIME SHARES
-------------------------------------------------------------------------------
Directors and Officers

                 RICHARD T. HALE                  TRUMAN T. SEMANS
                    Chairman                          Director
                JAMES J. CUNNANE                 CARL W. VOGT, ESQ.
                    Director                          Director
                 JOHN F. KROEGER                     HARRY WOOLF
                    Director                          President
                  LOUIS E. LEVY                     AMY M. OLMERT
                    Director                          Secretary
               EUGENE J. MCDONALD                 JOSEPH A. FINELLI
                    Director                          Treasurer
                REBECCA W. RIMEL                   SCOTT J. LIOTTA
                    Director                     Assistant Secretary

Investment Objective

A money market fund designed to seek as high a level of current income as is consistent with preservation of capital and liquidity.

               -------------------------------------------------

             This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

             For more complete information regarding any of the Flag Investors Funds, including charges and expenses, obtain a prospectus from your investment representative or directly from the Fund at 1-800-767-FLAG. Read it carefully before you invest.

               -------------------------------------------------

                                     [LOGO]

                                 FLAG INVESTORS

                                     Growth
                      Flag Investors Emerging Growth Fund
                      Flag Investors Equity Partners Fund
                       Flag Investors International Fund

                                 Equity Income
                   Flag Investors Real Estate Securities Fund
                       Flag Investors Communications Fund
                (formerly Flag Investors Telephone Income Fund)

                                    Balanced
                       Flag Investors Value Builder Fund

                                     Income
                 Flag Investors Short-Intermediate Income Fund
             Flag Investors Total Return U.S. Treasury Fund Shares

                                Tax-Free Income
                  Flag Investors Managed Municipal Fund Shares
           Flag Investors Maryland Intermediate Tax-Free Income Fund

                                 Current Income
                    Flag Investors Cash Reserve Prime Shares






                                  P.O. Box 515
                           Baltimore, Maryland 21203
                                  800-767-FLAG

                                Distributed by:
                             ICC DISTRIBUTORS, INC.